Master Trust A Investments	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan
EBP, Master Trust [Line Items]
Master Trust A Investments

3.	Master Trust Investments
At December 31, 2025 and 2024, the net assets of the Master Trust and Master Trust B, respectively, were as follows (in thousands of dollars):

	2025		2024
	Master Trust Balances	Plan’s interest in Master Trust Balances	Master Trust B Balances	Plan’s interest in Master Trust B Balances
Investments at fair value:
Altria Stock	$1,456,691	$1,006,643	$1,357,573	$940,726
Cash and cash equivalents	40	17	36	14
Collective investment funds	2,688,978	2,391,388	—	—
Registered investment companies	651,804	594,094	—	—
Government securities	137,213	116,724	—	—
Other	16,145	10,486	—	—
Total investments at fair value	4,950,871	4,119,352	1,357,609	940,740
Investments at contract value:
Fully benefit-responsive investment contracts	494,528	364,901	—	—
Total Investments	5,445,399	4,484,253	1,357,609	940,740

Receivables:
Dividends on Altria Stock	15,360	12,250	15,362	12,202
Interest and dividend income on other investments	29	—	—	—
Other	560	—	—	—

Payables:
Administrative expenses	(963)	—	—	—

Net assets	$5,460,385	$4,496,503	$1,372,971	$952,942
The table below presents Master Trust investment activities for the year ended December 31, 2025, including activities related to assets transferred from Master Trust A beginning on the Transition Date (in thousands of dollars):

Dividends on Altria Stock	$106,187
Net appreciation in Altria Stock	140,966
Interest and dividends on other investments	68,205
Net appreciation in fair value of other investments	275,881
Investment income	$591,239

Plan’s interest in investment income from Master Trust	$495,590
As discussed in Note 2. Summary of Significant Accounting Policies - Valuation of the Master Trusts’ Investments and Income Recognition, the Plan’s interest in the Master Trust and share of investment activities were based upon the total of the participants’ Plan accounts.
Investment contracts held in the Interest Income Fund Investment Option (a stable value investment option) may consist of traditional and/or synthetic guaranteed investment contracts (“GIC” or “GICs”) as determined by the investment manager for the Interest Income Fund. At December 31, 2025, these contracts were held through the Master Trust; at December 31, 2024, these contracts were held through Master Trust A (see Note 4. Master Trust A Investments). No traditional GICs were held as of December 31, 2025 and 2024.
A synthetic GIC provides for the preservation of principal at a specified rate of interest over a specified period of time through fully benefit-responsive investment contracts issued by a third party, which are backed by underlying assets owned by the Master Trusts. The investment contract provider guarantees, except in the case of the occurrence of certain events discussed below, that participant withdrawals are made at contract or book value.
There are certain events not initiated by Plan participants that could limit the ability of the Plan to transact at contract value with the contract issuer. Specific coverage provided by each synthetic GIC may be different for each issuer, and can be found in the individual synthetic GIC contracts held by the Master Trust after the Transition and Master Trust A prior to the Transition, and allocated to the Plan. Examples of such events include: the Plan’s failure to qualify under the Code; full or partial termination of the Plan; involuntary termination of employment as a result of a corporate merger, divestiture, spin-off, or other significant business restructuring, which may include early retirement incentive programs or bankruptcy; changes to the administration of the Plan which decrease employee or employer contributions such as the establishment of a competing plan by the Plan sponsor, the introduction of a competing investment option, or other plan amendment that has not been approved by the contract issuers; dissemination of a participant communication that is designed to induce participants to transfer assets from a stable value option; or events resulting in a material and adverse financial impact on the contract issuer, including changes in the tax code, laws or regulations.
The Fiduciaries do not believe that the occurrence of any such event that would limit the Plan’s ability to transact at contract value with participants is probable.
Contract issuers are not allowed to terminate any of the above synthetic GICs or settle at an amount different from contract value unless there is a breach of the contract that is not cured within the applicable period. Actions that will result in a breach (after any relevant cure period) include: material misrepresentation; failure to pay synthetic GIC fees or any other payment due under the contract; or failure to adhere to investment guidelines.

4.	Master Trust A Investments
The information below relates to Master Trust A, which held certain Plan assets prior to the Transition. At December 31, 2024, the net assets of Master Trust A were as follows (in thousands of dollars):

	2024
	Master Trust A Balances	Plan’s interest in Master Trust A Balances
Investments at fair value:
Collective investment funds	$2,396,791	$2,127,543
Registered investment companies	554,006	498,451
Government securities	115,076	97,987
Other	9,038	5,352
Total investments at fair value	3,074,911	2,729,333
Investments at contract value:
Fully benefit-responsive investment contracts	559,727	405,248
Total Investments	3,634,638	3,134,581

Receivables:
Interest and dividend income	1,035	—

Payables:
Administrative expenses	(265)	—

Net assets	$3,635,408	$3,134,581
Master Trust A investment activities for the period of January 1, 2025 through the Transition were as follows (in thousands of dollars):

Interest and dividends	$8,105
Net appreciation in fair value of investments	222,238
Investment income	$230,343

Plan’s interest in investment income from Master Trust A	$188,881
As discussed in Note 2. Summary of Significant Accounting Policies - Valuation of the Master Trusts’ Investments and Income Recognition, the Plan’s interest in Master Trust A and share of investment activities were based upon the total of the participants’ Plan accounts. Certain transactions in process at December 31, 2024 resulted in immaterial differences between Master Trust A net assets and the total of the participants’ Plan accounts.